Bank borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Bank borrowings
Bank borrowings	$ 38,406	$ 44,283
1-year revolving loan denominated in RMB
Bank borrowings
Bank borrowings	10,452	18,411
Half-year revolving loans denominated in RMB
Bank borrowings
Bank borrowings	15,956	15,896
Revolving service trade loan denominated in HK$
Bank borrowings
Bank borrowings	14	4
3-month revolving loan denominated in RMB
Bank borrowings
Bank borrowings	11,148	7,876
1-year term loans denominated in RMB
Bank borrowings
Bank borrowings	$ 836	$ 2,096